UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ---------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                ---------------------
  This Amendment (Check only one.):           [  ]   is a restatement.
                                              [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
               ---------------------------------------------
Address:       301 Carlson Parkway, Suite 120
               ---------------------------------------------
               Minnetonka, Minnesota 55305
               ---------------------------------------------

               ---------------------------------------------

Form 13F File Number:  28- 2786
                     -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
               ---------------------------------------------
Title:         Vice Chairman
               ---------------------------------------------
Phone:         (952) 541-0677
               ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt         Minneapolis, Minnesota          January 3, 2005
----------------------      --------------------------      --------------------
[Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            ------------------

Form 13F Information Table Entry Total:     56
                                            ------------------

Form 13F Information Table Value Total:     $ 137,827
                                            ------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                    VOTING AUTHORITY
                                                                                                    -----------------
                                  TITLE OF              VALUE     SHARES/    SH/   PUT/   INVSTMT     OTHER
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED  NONE
------------------------------    --------  ---------  --------   --------   ---   ----   -------   --------   ------  ------  ----
AMER INTL GROUP INC CMN           COM       026874107    2333       34200    SH            Sole                34200
AMGEN INC. CMN                    COM       031162100    4566       57900    SH            Sole                57900
AMYLIN PHARMACEUTICALS COM        COM       032346108     339        8500    SH            Sole                 8500
BIOCRYST PHARMACEUTICA COM        COM       09058V103     168       10000    SH            Sole                10000
CHEESECAKE FACTORY                COM       163072101     494       13200    SH            Sole                13200
COMTECH TELECOMMUNICAT COM NEW    COM       205826209     419       13700    SH            Sole                13700
CORNING INC                       COM       219350105     446       22700    SH            Sole                22700
COSTCO WHSL CORP NEW COM          COM       22160k105    2800       56600    SH            Sole                56600
DIOMED HOLDINGS INC COM NEW       COM       25454R207    1802      887700    SH            Sole               887700
ENTREMED INC COM                  COM       29382F103     415      213700    SH            Sole               213700
ENTRUST TECHNOLOGIES COM          COM       293848107      48       10000    SH            Sole                10000
EXELIXIS                          COM       30161Q104     505       53600    SH            Sole                53600
EXPRESS SCRIPTS INC COM           COM       302182100     620        7400    SH            Sole                 7400
FAMOUS DAVES AMER INC             COM       307068106     192       17000    SH            Sole                17000
GILEAD SCIENCES INC COM           COM       375558103    4747       90300    SH            Sole                90300
GLOBAL PMTS INC COM               COM       37940X102     205        4400    SH            Sole                 4400
GOOGLE INC CL A                   COM       38259P508    7385       17800    SH            Sole                17800
HEALTHEXTRAS INC COM              COM       422211102     791       31500    SH            Sole                31500
IMMERSION CORPORATION CMN         COM       452521107   11817     1790485    SH            Sole              1790485
INTERCONTINENTALEXCHAN COM        COM       45865V100     836       23000    SH            Sole                23000
INTRALASE CORP COM                COM       461169104     319       17900    SH            Sole                17900
LILLY ELI & CO                    COM       532457108    1969       34800    SH            Sole                34800
MEDICIS PHARMACEUTICAL CL A NE    COM       584690309     231        7200    SH            Sole                 7200
MEDTRONIC                         COM       585055106     386        6700    SH            Sole                 6700
MICROSOFT CORP                    COM       594918104    8036      307300    SH            Sole               307300
MYOGEN, INC. CMN                  COM       62856e104    1535       51000    SH            Sole                51000
NEUSTAR INC. CMN CLASS A          COM       64126x201     439       14400    SH            Sole                14400
PARALLEL PETE CORP DEL COM        COM       699157103     265       15600    SH            Sole                15600
SCHERING PLOUGH CORP PFD CONV     COM       806605606    1447       26900    SH            Sole                26900
SCHERING-PLOUGH CORP CMN          COM       806605101    8498      407600    SH            Sole               407600
SENOMYX INC COM                   COM       81724Q107     176       14500    SH            Sole                14500
SEPRACOR INC CMN                  COM       817315104    7931      153700    SH            Sole               153700
SIRIUS SATELLITE RADIO COM        COM       82966U103     161       24000    SH            Sole                24000
SPRINT NEXTEL CORP                COM       852061100    9143      391400    SH            Sole               391400
STRYKER CORP CMN                  COM       863667101    1004       22600    SH            Sole                22600
SUNPOWER CORP COM CL A            COM       867652109     258        7600    SH            Sole                 7600
TARGET CORP                       COM       87612e106     302        5500    SH            Sole                 5500
TRANSOCEAN INC. CMN               COM       g90078109    2133       30600    SH            Sole                30600
WYETH CMN                         COM       983024100     640       13900    SH            Sole                13900
XM SATELLITE RADIO HLDGS INC C    COM       983759101   19901      729507    SH            Sole               729507
YUM BRANDS INC COM                COM       988498101     703       15000    SH            Sole                15000
ZIMMER HLDGS INC COM              COM       98956P102     324        4800    SH            Sole                 4800
ANGIOTECH PHARMACEUTLS            ADR       034918102     195       14800    SH            Sole                14800
BAIDU.COM, INC. SPONSORED ADR     ADR       056752108    4190       66600    SH            Sole                66600
CHINA MED TECHNOLOGIES SPONSOR    ADR       169483104     477       15000    SH            Sole                15000
FOSTER WHEELER LTD SHS NEW        ADR       G36535139     294        8000    SH            Sole                 8000
GLOBALSANTAFE CORP SHS            ADR       g3930e101    2008       41700    SH            Sole                41700
INFOSYS TECH LTD SPONSORED ADR    ADR       456788108    1941       24000    SH            Sole                24000
NABORS INDUSTRIES, LTD. CMN       ADR       g6359f103    2788       36800    SH            Sole                36800
NOBLE CORPORATION SHS             ADR       G65422100    7668      108700    SH            Sole               108700
SANOFI AVENTIS SPONSORED ADR      ADR       80105N105    3091       70400    SH            Sole                70400
SCHLUMBERGER LTD CMN              ADR       806857108    5703       58700    SH            Sole                58700
SINA CORP ORD                     ADR       G81477104     234        9700    SH            Sole                 9700
SUNTECH PWR HLDGS CO ADR          ADR       86800C104     526       19300    SH            Sole                19300
WILLIS GROUP HOLDINGS LTD CMN     ADR       g96655108    1540       41700    SH            Sole                41700
WIPRO LIMITED SPONSORED ADR CM    ADR       97651m109     445       37200    SH            Sole                37200
REPORT SUMMARY                       56 DATA RECORDS   137827                0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED